Revenue (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue [Abstract]
Rental revenue	¥ 34,052,737	¥ 5,357,631	¥ 1,773,333
Revenue for expected to be recognized	¥ 9,368,156